SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and Service revenues (Details)	Dec. 31, 2024 item
Product revenues
Number of Medicine Marketplaces	1
Number of Pharmacy	1
Minimum percentage of surcharges and value added tax	0.00%
Maximum percentage of surcharges and value added tax	13.00%